Other Payables and Accrued Expenses (Tables)	12 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Schedule of Components of Other Payables and Accrued Expenses	Components of other payables and accrued expenses are as follows:
	As of June 30,
	2022	2023	2023
	RMB	RMB	US$

Payroll payable	13,844	7,665	1,057
Accrued expenses	3,924	1,600	221
Value-added tax recoverable	(700)	(1,268)	(175)
Employee’s individual income tax	407	486	67
Others	1,970	680	94
Other payables and accrued expenses	19,445	9,163	1,264